Changes in the scope of the consolidated financial statements (Details) $ in Thousands			12 Months Ended
	Dec. 28, 2018 USD ($) TransmissionLine	Oct. 10, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 13, 2018 USD ($)	Dec. 11, 2018 USD ($)	Feb. 28, 2018 USD ($)	Feb. 28, 2017	Dec. 31, 2016 USD ($)
Changes in the scope of the consolidated financial statements [Abstract]
Percentage interest acquired								12.50%
Business acquisition [Abstract]
Concessional assets (Note 6)			$ 1,161,441	$ 1,169,216
Investments carried under the equity method (Note 7)			53,419	55,784					$ 55,009
Current assets			1,127,695	1,141,907
Project debt long term (Note 15)			(4,826,659)	(5,228,917)
Deferred tax liabilities (Note 18)			(211,000)	(186,583)					$ (95,037)
Project debt short term (Note 15)			(264,455)	(246,291)
Change in the scope of the consolidated financial statements				$ 0
Asset Acquisition [Member]
Changes in the scope of the consolidated financial statements [Abstract]
Purchase price			76,604
Business acquisition [Abstract]
Concessional assets (Note 6)			155,909
Investments carried under the equity method (Note 7)			1
Current assets			5,646
Project debt long term (Note 15)			(79,016)
Deferred tax liabilities (Note 18)			(590)
Project debt short term (Note 15)			(2,346)
Other current and non-current liabilities			(3,000)
Asset acquisition - purchase price			(76,604)
Net result of the asset acquisition			0
Revenue contributed by the acquisitions			1,800
Amount of loss after tax			(300)
Additional revenue amount			13,300
Additional amount of loss after tax			$ (700)
Mini- Hydro [Member]
Changes in the scope of the consolidated financial statements [Abstract]
Percentage interest acquired							100.00%
Purchase price							$ 9,327
Business acquisition [Abstract]
Asset acquisition - purchase price							$ (9,327)
Pemex Transportation System [Member]
Changes in the scope of the consolidated financial statements [Abstract]
Percentage interest acquired		5.00%
Consideration initial amount will be disbursed as construction progresses		$ 7,000
Additional ownership percentage to be acquired		65.00%
Remaining ownership percentage to be acquired one year after COD		30.00%
Total estimated equity investment		$ 150,000
Chile TL3 [Member]
Changes in the scope of the consolidated financial statements [Abstract]
Purchase price						$ 6,000
Business acquisition [Abstract]
Asset acquisition - purchase price						$ (6,000)
Melowind [Member]
Changes in the scope of the consolidated financial statements [Abstract]
Percentage interest acquired					100.00%
Purchase price					$ 45,276
Business acquisition [Abstract]
Asset acquisition - purchase price					$ (45,276)
Power Substation [Member]
Changes in the scope of the consolidated financial statements [Abstract]
Purchase price	$ 16,000
Number of transmission lines acquired | TransmissionLine	2
Business acquisition [Abstract]
Asset acquisition - purchase price	$ (16,000)